Loans, borrowings, leases, cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Loans Borrowings Leases Cash And Cash Equivalents And Short-term Investments
Schedule of net debt

	December 31, 2022	December 31, 2021
Debt contracts	11,181	12,180
Leases	1,531	1,602
Total of loans, borrowings and leases	12,712	13,782

(-) Cash and cash equivalents	4,736	11,721
(-) Short-term investments (i)	61	184
Net debt	7,915	1,877

(i)	Substantially comprises investments in exclusive investment fund, whose portfolio is composed of committed transactions and Financial Treasury Bills (“LFTs”), which are floating-rate securities issued by the Brazilian government.

Cash and cash equivalents

	December 31, 2022	December 31, 2021
R$	1,770	6,714
US$	2,798	4,769
Other currencies	168	238
	4,736	11,721

Schedule of total debt

		Current liabilities		Non-current liabilities
	Average interest rate (i)	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Quoted in the secondary market:
US$, Bonds	6.00%	-	-	6,157	7,448
R$, Debentures (ii)	10.09%	47	186	186	201
Debt contracts in Brazil in (iii):
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	10.62%	46	95	232	259
R$, with fixed interest	3.04%	2	12	-	1
Basket of currencies and bonds in US$ indexed to LIBOR	2.32%	-	11	-	-
Debt contracts in the international market in:
US$, with variable and fixed interest	5.03%	54	479	4,212	3,136
Other currencies, with variable interest	4.10%	-	77	9	10
Other currencies, with fixed interest	3.59%	11	12	78	95
Accrued charges		147	158	-	-
		307	1,030	10,874	11,150

(i)	In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable at December 31, 2022.
(ii)	The Company has debentures in Brazil with BNDES obtained for the Company's infrastructure investment projects.
(iii)	The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracted in Brazil, resulting in an average cost of 3.59% per year in US$.

Schedule of reconciliation of debt to cash flows arising from financing activities

	Principal	Estimated future interest payments (i)
2023	160	674
2024	611	662
2025	452	637
2026	847	609
2027	1,696	501
Between 2028 and 2030	2,825	1,267
2031 onwards	4,443	2,056
	11,034	6,406

(i)	Based on interest rate curves and foreign exchange rates applicable as at December 31, 2022 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the financial statements.

Schedule of lease liabilities

	December 31, 2021	Additions and contract modifications	Payments (i)	Interest	Transfer to liabilities held for sale	Translation adjustment	December 31, 2022
Ports	713	23	(69)	29	(17)	11	690
Vessels	489	-	(63)	17	-	(2)	441
Pelletizing plants	225	20	(47)	11	-	13	222
Properties	103	22	(32)	3	-	9	105
Energy plants	59	-	(7)	3	-	(3)	52
Mining equipment and locomotives	13	12	(6)	2	-	-	21
Total	1,602	77	(224)	65	(17)	28	1,531
Current liabilities	174						182
Non-current liabilities	1,428						1,349
Total	1,602						1,531

(i)	The total amount of the variable lease payments not included in the measurement of lease liabilities, which have been recognized straight to the income statement, for the year ended December 31, 2022, 2021 and 2020 was US$367, US$395 and US$63, respectively.

Summary of annual minimum payments related

	2023	2024	2025	2026	2027 onwards	Total	Average remaining term (years)	Discount rate
Ports	66	66	65	53	700	950	1 to 20	3% to 5%
Vessels	62	60	59	54	292	527	2 to 10	3% to 4%
Pelletizing plants	53	44	42	15	101	255	1 to 10	2% to 5%
Properties	36	25	15	14	31	121	1 to 7	2% to 6%
Energy plants	6	5	5	5	45	66	1 to 7	5% to 6%
Mining equipment	6	5	5	4	3	23	1 to 5	2% to 6%
Total	229	205	191	145	1,172	1,942